FHLB Advances (Advances From FHLB) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FHLB Advances [Abstract]
2019, Weighted Average Rate	1.62%
2020, Weighted Average Rate	1.98%
2021, Weighted Average Rate	2.32%
2022, Weighted Average Rate	2.05%
Due in one year		$ 2,500
Due in two years	$ 3,500
Due in three years	4,500	3,500
Due in four years	4,000	3,500
Due in five years	1,500	4,000
Total	$ 13,500	$ 13,500